Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Disclosure of Movement of Lease Liabilities
Set out below are the carrying amounts of the lease liabilities and the movements during the period:

in CHF thousands	2021	2020
as at January 1,	7,218	2,545
Additions / new leases	—	—
Remeasurements (1)	—	5,924
Recognition of interest on lease liabilities	53	24
Payments	(1,232)	(1,275)
Balance as at December 31,	6,039	7,218

Current	1,189	1,179
Non-current	4,850	6,039
Balance as at December 31,	6,039	7,218

(1) The remeasurement consists of a net reduction of TCHF 60 (related to the return of number of parking spaces) and an increase of TCHF 5,984 related to the extension of the lease for another 5 years until December 31, 2026

Disclosure of Expenses Recognised in Profit or Loss
The following are the expense amounts recognized in the consolidated statement of comprehensive loss.

in CHF thousands	2021	2020	2019
Depreciation on right-of-use assets	1,200	1,256	1,247
Interest expense on lease liabilities	53	24	27
Short term leases	—	—	2
Total amount recognized in profit or loss	1,253	1,280	1,276

Disclosure of Contractual Maturities of Financial Liabilities

Contractual maturities of financial liabilities at December 31, 2021 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cashflows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	3,696	—	6,160	6,039

Contractual maturities of financial liabilities at December 31, 2020 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cashflows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	3,696	1,232	7,392	7,218